Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories

	December 31, 2015	December 31, 2014
Ore stockpiles	62.5	100.7
Materials contained on heap leach pads	109.0	109.0
Gold in-process	29.7	38.5
Consumable stores	241.3	273.2

	442.5	521.4

Classified as:
Current assets	294.4	373.3
Long-term assets [1]	148.1	148.1

	442.5	521.4

(1)	This amount relates to materials contained on heap leach pads and ore stockpiles that will only be processed at the end of life of mine.